Capital and Reserves - Reconciliation of Movement in Total Equity - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 25, 2017	Dec. 31, 1999
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Shares issued under share option schemes	£ 105,000,000	£ 71,000,000	£ 50,000,000
Equity	60,981,000,000	8,406,000,000	5,032,000,000	£ 5,814,000,000
Cost of treasury shares repurchased	4,845,000,000	4,845,000,000	4,845,000,000
Cost of own shares held in employee share ownership trusts	£ 350,000,000	£ 208,000,000	£ 204,000,000
Shares bought back				23,000,000
Shares bought back at cost				£ 795,000,000
Shares bought back transaction costs				5,000,000
Treasury shares held in trust	6,750,597	5,137,602	5,356,084
Treasury shares repurchased	162,645,590	162,645,590	162,645,590
Other operating income	£ 144,000,000	£ 176,000,000	£ 225,000,000
Net finance (costs)/income	(1,094,000,000)	(637,000,000)	62,000,000
Differences on exchange	(4,007,000,000)	2,695,000,000	(670,000,000)
Debit on exchange	(545,000,000)
Other reserves	(3,392,000,000)	413,000,000
B A T Industries Plc
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Other reserves	483,000,000
Associates
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Differences on exchange	(923,000,000)	1,425,000,000	336,000,000
Reynolds American Inc.
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Ownership interest acquired					57.80%
Merger Reserves
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Equity	26,414,000,000	3,748,000,000	3,748,000,000	£ 3,748,000,000
Merger Reserves | Reynolds American Inc.
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Equity					£ 22,666,000,000
Merger Reserves | Rothmans International B.V. Group
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Equity						£ 3,748,000,000
Hedging Reserve
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Gain (loss) reported in revenue	52,000,000	(142,000,000)	(50,000,000)
Gain (loss) reported in raw materials and consumables	(27,000,000)	(2,000,000)	22,000,000
Gain (loss) reported in operating expenses	4,000,000	(6,000,000)	(8,000,000)
Other operating income		9,000,000	0
Net finance (costs)/income	80,000,000	93,000,000	18,000,000
Ordinary Shares
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Shares issued under share option schemes	5,000,000	£ 4,000,000	£ 4,000,000
Convertible Redeemable Preference Shares | Rothmans
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Other reserves	£ 90,000,000